ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from customers	$ 2,705	¥ 18,598	¥ 10,361
Other accrued expenses	3,164	21,764	26,876
Other tax payables	1,058	7,272	2,045
Accrued expenses and other current liabilities	$ 6,927	¥ 47,634	¥ 39,282